Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Assets
Cash and due from banks at amortized cost (Notes 5, 9, 13 and 20)	₩ 34,629,251	₩ 30,050,840	₩ 29,049,341
Financial assets at fair value through profit or loss (Notes 5, 10 and 20)	71,216,564	61,508,281	68,161,348
Derivative assets (Notes 5 and 11)	4,711,421	6,460,652	3,800,158
Securities at fair value through other comprehensive income (Notes 5, 12 and 20)	90,311,979	85,469,161	90,893,467
Securities at amortized cost (Notes 5, 12 and 20)	35,686,487	33,371,198	26,164,942
Loans at amortized cost (Notes 5, 13 and 20)	411,739,562	407,898,972	384,810,774
Property and equipment, net (Notes 14, 19 and 20)	3,972,304	4,011,097	4,046,164
Intangible assets (Notes 15)	6,217,946	5,807,836	5,644,782
Investments in associates Notes (16)	2,692,031	2,904,474	2,913,745
Current tax receivable	30,590	26,307	15,159
Deferred tax assets (Notes 44)	153,719	915,369	131,257
Investment property (Notes 17)	257,806	363,108	675,391
Net defined benefit assets (Notes 26)	114,378	456,838	33,429
Insurance contract assets (Notes 28)	10,654	0	0
Reinsurance contract assets (Notes 28)	88,353	88,772	0
Other assets (Notes 5, 13 and 18)	29,925,844	25,071,114	25,480,156
Assets held for sale	36,444	29,211	44,409
Total assets	691,795,333	664,433,230	641,864,522
Liabilities
Deposits (Notes 5 and 21)	381,512,664	382,988,294	364,874,652
Financial liabilities at fair value through profit or loss (Notes 5 and 22)	1,868,977	1,146,110	1,369,225
Financial liabilities designated at fair value through profit or loss (Notes 5 and 23)	7,796,727	8,367,368	8,023,870
Derivative liabilities (Notes 5 and 11)	5,038,416	7,708,615	3,588,165
Borrowings (Notes 5 and 24)	56,901,352	49,279,175	43,167,065
Debt securities issued (Notes 5 and 25)	81,561,725	77,288,783	80,149,363
Net defined benefit liabilities (Notes 26)	67,620	14,664	131,494
Provisions (Notes 27)	1,369,666	1,266,314	1,166,883
Current tax payable	92,253	702,143	702,608
Deferred tax liabilities (Notes 44)	542,595	810,569	420,677
Insurance contract liabilities (Notes 28)	48,333,208	45,904,773	53,774,915
Reinsurance contract liabilities (Notes 28)	93,240	62,803	281,763
Investment contract liabilities (Notes 5 and 30)	1,572,685	2,133,586	2,953,698
Other liabilities (Notes 5 and 31)	48,722,340	33,336,475	31,044,194
Total liabilities	635,473,468	611,009,672	591,648,572
Equity (Notes 32)
Capital stock	2,969,641	2,969,641	2,969,641
Hybrid bonds	4,001,731	4,196,968	3,334,531
Capital surplus	12,094,968	12,095,043	12,095,043
Capital adjustments	(658,664)	(582,859)	(664,429)
Accumulated other comprehensive loss	(1,074,453)	(1,910,750)	(905,223)
Retained earnings	36,387,314	33,963,799	31,139,115
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	53,720,537	50,731,842	47,968,678
Non-controlling interests	2,601,328	2,691,716	2,247,272
Total equity	56,321,865	53,423,558	50,215,950
Total liabilities and equity	₩ 691,795,333	₩ 664,433,230	₩ 641,864,522